Key Management Personnel Compensation	12 Months Ended
Dec. 31, 2025
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 7 Key Management Personnel Compensation

The totals of remuneration paid to key management personnel (KMP) of the Company are as follows:

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Short-term employee benefits	$3,170,482	$3,229,618	$2,514,689
Post-employment benefits	45,428	56,853	45,092
Termination benefits	3,491,458	—	—
Share-based compensation	(2,541,247)	3,484,966	2,228,316
Total KMP compensation	$4,166,121	$6,771,437	$4,788,097

Short-term employee benefits

These amounts include fees and benefits paid to the non-executive Chairman as well as all salary, paid leave benefits and fringe benefits paid to Executive Directors.

Post-employment benefits

These amounts are the superannuation contributions made during the year.

Share-based compensation

These amounts represent the expense related to the participation of KMP in equity-settled benefit schemes as measured by the fair value of the options and performance rights on grant date.